Insurance and Reinsurance Contract Assets and Liabilities - Summary of Investment Income And Insurance Finance Income And Expense (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Investment related income		$ 16,180	$ 15,204
Investment expenses		1,297	1,221
Portion recognized in income (expenses), including effects of exchange rates		(13,894)	(6,616)
Material reconciling items [Member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Investment related income		16,115	15,964
Net gains (losses) on financial assets at FVTPL		2,682	(14,263)
Unrealized gains (losses) on FVOCI assets		12,230	(55,328)
Impairment loss on financial assets		(304)	(77)
Investment expenses		(1,297)	(1,221)
Interest on required surplus		0	0
Total investment return		29,426	(54,925)
Portion recognized in income (expenses)		18,021	337
Portion recognized in OCI		11,405	(55,262)
Interest accreted to insurance contracts using locked-in rate		(8,186)	(6,434)
Due to changes in interest rates and other financial assumptions		(10,987)	62,902
Changes in fair value of underlying items of direct participation contracts		(7,384)	9,417
Effects of risk mitigation option		1,267	2,827
Net foreign exchange income (expenses)		(80)	(95)
Hedge accounting offset from insurance contracts issued		(41)	0
Other		237	216
Total insurance finance income (expenses) from insurance contracts issued		(24,992)	68,833
Effect of movements in foreign exchange rates		(952)	(1,674)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates		(25,944)	67,159
Portion recognized in income (expenses), including effects of exchange rates		(13,894)	(6,616)
Portion recognized in OCI, including effects of exchange rates		(12,050)	73,775
Interest accreted to insurance contracts using locked-in rate		229	824
Due to changes in interest rates and other financial assumptions		570	(10,151)
Changes in risk of non-performance of reinsurer		(15)	96
Other		(159)	191
Total reinsurance finance income (expenses) from reinsurance contracts held		625	(9,040)
Effect of movements in foreign exchange rates		(120)	(16)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates		505	(9,056)
Portion recognized in income (expenses), including effects of foreign exchange rates		(734)	309
Portion recognized in OCI, including effects of exchange rates		1,239	(9,365)
Decrease (increase) in investment contract liabilities		(435)	(399)
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)		3,552	2,779
Amounts recognized in income (expenses)		2,958	(6,369)
Amounts recognized in OCI		594	9,148
Material reconciling items [Member] | Cash flow hedges [Member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Reclassification of derivative OCI to IFIE		(3)	0
Material reconciling items [Member] | Fair value hedges [Member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Reclassification of derivative income (loss) changes to IFIE		185	0
Asia [Member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Portion recognized in income (expenses), including effects of exchange rates		(6,437)	(1,654)
Canada [member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Portion recognized in income (expenses), including effects of exchange rates		(2,633)	(74)
U.S. [member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Portion recognized in income (expenses), including effects of exchange rates		(4,844)	(4,896)
Insurance and reinsurance contracts [Member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Effect of movements in foreign exchange rates		(9,771)	16,061
Insurance and reinsurance contracts [Member] | Material reconciling items [Member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Investment related income		13,036	13,991
Net gains (losses) on financial assets at FVTPL		2,176	(14,017)
Unrealized gains (losses) on FVOCI assets		11,212	(46,900)
Impairment loss on financial assets		(247)	(59)
Investment expenses		(540)	(464)
Interest on required surplus		521	515
Total investment return		26,158	(46,934)
Portion recognized in income (expenses)		15,830	358
Portion recognized in OCI		10,328	(47,292)
Interest accreted to insurance contracts using locked-in rate		(8,214)	(6,448)
Due to changes in interest rates and other financial assumptions		(11,008)	63,174
Changes in fair value of underlying items of direct participation contracts		(7,384)	9,417
Effects of risk mitigation option		1,267	2,827
Net foreign exchange income (expenses)		(80)	(95)
Hedge accounting offset from insurance contracts issued		(41)	0
Other		237	218
Total insurance finance income (expenses) from insurance contracts issued		(25,041)	69,093
Effect of movements in foreign exchange rates		(952)	(1,665)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates		(25,993)	67,428
Portion recognized in income (expenses), including effects of exchange rates		(13,930)	(6,582)
Portion recognized in OCI, including effects of exchange rates		(12,063)	74,010
Interest accreted to insurance contracts using locked-in rate		241	832
Due to changes in interest rates and other financial assumptions		598	(10,218)
Changes in risk of non-performance of reinsurer		(15)	96
Other		(159)	191
Total reinsurance finance income (expenses) from reinsurance contracts held		665	(9,099)
Effect of movements in foreign exchange rates		(120)	(16)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates		545	(9,115)
Portion recognized in income (expenses), including effects of foreign exchange rates		(719)	322
Portion recognized in OCI, including effects of exchange rates		1,264	(9,437)
Decrease (increase) in investment contract liabilities		(17)	(56)
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)		693	11,323
Amounts recognized in income (expenses)		1,164	(5,958)
Amounts recognized in OCI		(471)	17,281
Insurance and reinsurance contracts [Member] | Material reconciling items [Member] | Cash flow hedges [Member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Reclassification of derivative OCI to IFIE		(3)	0
Insurance and reinsurance contracts [Member] | Material reconciling items [Member] | Fair value hedges [Member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Reclassification of derivative income (loss) changes to IFIE		185	0
Non Insurance [Member] | Material reconciling items [Member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Investment related income		3,079	1,973	[1]
Net gains (losses) on financial assets at FVTPL		506	(246)	[1]
Unrealized gains (losses) on FVOCI assets		1,018	(8,428)	[1]
Impairment loss on financial assets		(57)	(18)	[1]
Investment expenses		(757)	(757)	[1]
Interest on required surplus		(521)	(515)	[1]
Total investment return		3,268	(7,991)	[1]
Portion recognized in income (expenses)		2,191	(21)	[1]
Portion recognized in OCI		1,077	(7,970)	[1]
Interest accreted to insurance contracts using locked-in rate		28	14	[1]
Due to changes in interest rates and other financial assumptions		21	(272)	[1]
Changes in fair value of underlying items of direct participation contracts		0	0	[1]
Effects of risk mitigation option		0	0	[1]
Net foreign exchange income (expenses)		0	0	[1]
Hedge accounting offset from insurance contracts issued		0	0	[1]
Other		0	(2)	[1]
Total insurance finance income (expenses) from insurance contracts issued		49	(260)	[1]
Effect of movements in foreign exchange rates		0	(9)	[1]
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates		49	(269)	[1]
Portion recognized in income (expenses), including effects of exchange rates		36	(34)	[1]
Portion recognized in OCI, including effects of exchange rates		13	(235)	[1]
Interest accreted to insurance contracts using locked-in rate		(12)	(8)	[1]
Due to changes in interest rates and other financial assumptions		(28)	67	[1]
Changes in risk of non-performance of reinsurer		0	0	[1]
Other		0	0	[1]
Total reinsurance finance income (expenses) from reinsurance contracts held		(40)	59	[1]
Effect of movements in foreign exchange rates		0	0	[1]
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates		(40)	59	[1]
Portion recognized in income (expenses), including effects of foreign exchange rates		(15)	(13)	[1]
Portion recognized in OCI, including effects of exchange rates		(25)	72	[1]
Decrease (increase) in investment contract liabilities		(418)	(343)	[1]
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)		2,859	(8,544)	[1]
Amounts recognized in income (expenses)		1,794	(411)	[1]
Amounts recognized in OCI		1,065	(8,133)	[1]
Non Insurance [Member] | Material reconciling items [Member] | Cash flow hedges [Member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Reclassification of derivative OCI to IFIE		0	0	[1]
Non Insurance [Member] | Material reconciling items [Member] | Fair value hedges [Member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Reclassification of derivative income (loss) changes to IFIE		0	0	[1]
Reportable segments [member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Total investment return		29,426	(54,925)
Portion recognized in income (expenses)		18,021	337
Portion recognized in OCI		11,405	(55,262)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates		(25,944)	67,159
Portion recognized in income (expenses), including effects of exchange rates		(13,894)	(6,616)
Portion recognized in OCI, including effects of exchange rates		(12,050)	73,775
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates		505	(9,056)
Portion recognized in income (expenses), including effects of foreign exchange rates		(734)	309
Portion recognized in OCI, including effects of exchange rates		1,239	(9,365)
Reportable segments [member] | Corporate [member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Total investment return		30	(10)
Portion recognized in income (expenses)		28	9
Portion recognized in OCI		2	(19)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates		689	157
Portion recognized in income (expenses), including effects of exchange rates		689	158
Portion recognized in OCI, including effects of exchange rates		0	(1)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates		(682)	(154)
Portion recognized in income (expenses), including effects of foreign exchange rates		(682)	(154)
Portion recognized in OCI, including effects of exchange rates		0	0
Reportable segments [member] | Insurance and reinsurance contracts [Member] | Asia [Member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Total investment return		11,770	(12,778)
Portion recognized in income (expenses)		7,095	1,422
Portion recognized in OCI		4,675	(14,200)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates		(11,037)	12,878
Portion recognized in income (expenses), including effects of exchange rates		(6,436)	(1,654)
Portion recognized in OCI, including effects of exchange rates		(4,601)	14,532
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates		12	(189)
Portion recognized in income (expenses), including effects of foreign exchange rates		(105)	(63)
Portion recognized in OCI, including effects of exchange rates		117	(126)
Reportable segments [member] | Insurance and reinsurance contracts [Member] | Canada [member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Total investment return		5,968	(13,299)
Portion recognized in income (expenses)		3,514	(1,967)
Portion recognized in OCI		2,454	(11,332)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates		(5,709)	14,512
Portion recognized in income (expenses), including effects of exchange rates		(3,315)	(219)
Portion recognized in OCI, including effects of exchange rates		(2,394)	14,731
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates		90	(252)
Portion recognized in income (expenses), including effects of foreign exchange rates		57	(102)
Portion recognized in OCI, including effects of exchange rates		33	(150)
Reportable segments [member] | Insurance and reinsurance contracts [Member] | U.S. [member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Total investment return		8,390	(20,847)
Portion recognized in income (expenses)		5,193	894
Portion recognized in OCI		3,197	(21,741)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates		(9,936)	39,881
Portion recognized in income (expenses), including effects of exchange rates		(4,868)	(4,867)
Portion recognized in OCI, including effects of exchange rates		(5,068)	44,748
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates		1,125	(8,520)
Portion recognized in income (expenses), including effects of foreign exchange rates		11	641
Portion recognized in OCI, including effects of exchange rates		1,114	(9,161)
Reportable segments [member] | Non Insurance [Member]
Disclosure Of Information About Investment Income And Insurance Finance Income And Expenses [Line Items]
Total investment return	[1]	3,268	(7,991)
Portion recognized in income (expenses)	[1]	2,191	(21)
Portion recognized in OCI	[1]	1,077	(7,970)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	[1]	49	(269)
Portion recognized in income (expenses), including effects of exchange rates	[1]	36	(34)
Portion recognized in OCI, including effects of exchange rates	[1]	13	(235)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	[1]	(40)	59
Portion recognized in income (expenses), including effects of foreign exchange rates	[1]	(15)	(13)
Portion recognized in OCI, including effects of exchange rates	[1]	$ (25)	$ 72

[1]	Non-insurance includes consolidations and eliminations of transactions between operating segments.